Shareholder's Equity - Raised Capital (Details) - € / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholder's Equity
Number of shares issued	177,778,907	177,553,000	177,186,000	176,953,000
Number of shares outstanding	177,778,907
Nominal amount per share	€ 1